Fees Summary	Feb. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,026,706.30
Previously Paid Amount
Total Fee Amount	5,389.59
Total Offset Amount
Net Fee	$ 5,389.59